SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Unconstrained Income VIP
Effective on or about October 2, 2017, Deutsche Unconstrained Income VIP will be renamed Deutsche Multisector Income VIP. All references in the prospectus to the Deutsche Unconstrained Income VIP will be replaced with Deutsche Multisector Income VIP.
Effective on or about October 2, 2017, the following information replaces the existing similar disclosure contained in the “PRINCIPAL INVESTMENT STRATEGY” section of the summary section of the fund’s prospectus.
Main investments. Under normal circumstances, the fund invests mainly in a multi-sector portfolio of domestic and foreign fixed income securities. The fund’s investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield/high-risk (junk) bonds; (iii) commercial loans and commercial and residential mortgage-backed securities; (iv) asset-backed securities; (v) convertible securities and preferred stock; (vi) emerging markets debt; and (vii) adjustable rate loans that have a senior right to payment (“senior loans”) and other floating rate debt securities. The fund may invest in some or all of the above sectors and it is not limited in the amount it can invest in any one sector. Allocations to each sector will vary over time. The fund may also invest in exchange traded funds (“ETFs”) and dividend-paying common stocks. The credit quality of the fund’s investments may vary; the fund may invest up to 100% of total assets in investment-grade fixed income securities or even up to 100% in below investment grade fixed income securities, which are those below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest in fixed income securities of any maturity or duration. Because the fund may invest in fixed income securities of varying maturities, the fund’s dollar-weighted average effective portfolio maturity will vary. As of December 31, 2016, the fund had a dollar-weighted average effective portfolio maturity of 5.93 years.
Management process. In deciding which types of securities to buy and sell, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the fixed income securities market. In choosing individual fixed income securities, portfolio management considers how they are structured and uses independent analysis of issuers’ creditworthiness. Total return is a combination of capital appreciation and current income.
Effective on or about October 2, 2017, the following disclosure replaces the “Main investments” sub-section of the “PRINCIPAL INVESTMENT STRATEGY” section of the “FUND DETAILS” section of the fund’s prospectus.
Main investments. Under normal circumstances, the fund invests mainly in a multi-sector portfolio of domestic and foreign fixed income securities. The fund’s investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield/high-risk (junk) bonds; (iii) commercial loans and commercial and residential mortgage-backed securities; (iv) asset-backed securities; (v) convertible securities and preferred stock; (vi) emerging markets debt; and (vii) adjustable rate loans that have a senior right to payment (“senior loans”) and other floating rate debt securities. The fund may invest in some or all of the above sectors and it is not limited in the amount it can invest in any one sector. Allocations to each sector will vary over time. The fund may also invest in exchange traded funds (“ETFs”) and dividend-paying common stocks. The credit quality of the fund’s investments may vary; the fund may invest up to 100% of total assets in investment-grade fixed income securities or even up to 100% in below investment grade fixed income securities, which are those below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest in fixed income securities of any maturity or duration. Because the fund may invest in fixed income securities of varying maturities, the fund’s dollar-weighted average effective portfolio maturity will vary. As of December 31, 2016, the fund had a dollar-weighted average effective portfolio maturity of 5.93 years.
In determining the dollar-weighted average effective portfolio maturity, portfolio management uses a security’s stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that the security will be repaid pursuant to a maturity-shortening feature of the security. Portfolio management might use a security’s effective maturity where, for example, market conditions favor a buyer exercising a put option (i.e., an option to sell a bond back to the issuer prior to its maturity) or an issuer exercising a call option (i.e., an option to redeem a bond prior to its maturity) or a principal prepayment provision (i.e., a provision allowing an issuer to repay principal before the stated maturity date). A security’s effective maturity can be substantially shorter than its stated maturity.
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The fund may also invest in affiliated mutual funds. The fund may invest up to 5% of net assets in shares of Deutsche Floating Rate Fund, which invests primarily in senior loans.
Effective on or about October 2, 2017, the following disclosure replaces the “Management process” sub-section of the “PRINCIPAL INVESTMENT STRATEGY” section of the “FUND DETAILS” section of the fund’s prospectus.
Management process. In deciding which types of securities to buy and sell, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the fixed income securities market. In choosing individual fixed income securities, portfolio management considers how they are structured and uses independent analysis of issuers’ creditworthiness. Total return is a combination of capital appreciation and current income.
The fund may invest from time to time in ETFs that are managed by affiliates of the Advisor, including, but not limited to, series of DBX ETF Trust, which are managed by DBX Advisors LLC. Deutsche Investment Management Americas Inc. and DBX Advisors LLC are subsidiaries of Deutsche Bank AG. The fund may also invest in securities of unaffiliated ETFs.
Effective on or about October 2, 2017, the following disclosure is added under the “MAIN RISKS” section within the summary section and the “Fund Details” section of the fund's prospectus:
Currency risk. Changes in currency exchange rates may affect the value of the fund’s investments and the fund’s share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country’s government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably.
Real estate securities risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.
Effective August 1, 2017, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-section of the “MANAGEMENT” section of the summary section of the fund's prospectus.
John D. Ryan, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2010.
Kevin Bliss, Director. Portfolio Manager of the fund. Began managing the fund in 2017.
Effective August 1, 2017, the following information replaces the existing disclosure relating to the fund contained under the “MANAGEMENT” sub-section of the “FUND DETAILS” section of the fund's prospectus.
John D. Ryan, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2010.
■	Joined Deutsche Asset Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.
■	Investment industry experience began in 1993.
■	BA in Economics, University of Chicago; MBA, University of Chicago.
Kevin Bliss, Director. Portfolio Manager of the fund. Began managing the fund in 2017.
■	Joined Deutsche Asset Management in 2000. Prior to his current role, Kevin served as a rates and credit portfolio manager in London from 2009 to 2016.
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■	Fixed Income Portfolio Manager: New York.
■	BA in International Relations (Concentration in Security Studies, Minor in Business), Boston University.
Please Retain This Supplement for Future Reference

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